Schedule of Investments (unaudited) April 30, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.0%

Brazil — 7.1%
AMBEV SA	205,300	$967,048
AMBEV SA, ADR	20,330	95,754
B3 SA — Brasil Bolsa Balcao	12,000	105,430
Banco Bradesco SA — ADR	36,944	334,713
Banco Bradesco SA, Preference Shares	123,120	1,117,189
Banco do Brasil SA	5,000	63,350
Banco Santander Brasil SA	8,900	102,162
Braskem SA — ADR(a)	981	23,985
Braskem SA, Preference A Shares	7,350	89,562
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	4,112	100,991
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	12,925	318,090
Cia Siderurgica Nacional SA(a)	7,500	27,811
Cosan SA	2,500	29,883
Estacio Participacoes SA	18,300	126,851
Hypera SA	44,720	320,251
Iochpe-Maxion SA	37,059	187,889
Itau Unibanco Holding SA, Preference Shares	181,850	1,568,944
JBS SA	66,383	334,700
Lojas Renner SA	18,384	219,796
Petroleo Brasileiro SA, Preference Shares	66,871	462,338
Randon Participacoes SA	31,013	67,229
Tim Participacoes SA	22,080	65,827
Tim Participacoes SA, -ADR	9,660	143,065
Totvs SA	25,500	289,721
Ultrapar Participacoes SA	6,800	36,418
Vale SA	4,550	58,135

		7,257,132

China — 27.8%
3SBio, Inc.(b)	20,000	36,978
Alibaba Group Holding Ltd. — ADR(a)	24,760	4,594,713
Anhui Conch Cement Co. Ltd., Class A	46,899	278,523
Anhui Conch Cement Co. Ltd., Class H	68,000	415,059
BAIC Motor Corp. Ltd., Class H(b)	154,000	108,103
Baidu, Inc. — ADR(a)	6,022	1,001,037
Bank of Beijing Co. Ltd., Class A	135,800	128,413
Bank of China Ltd., Class H	1,325,000	632,694
Bank of Communications Co. Ltd., Class A	193,691	180,182
Bank of Shanghai Co. Ltd., Class A	38,853	73,142
China Communications Construction Co. Ltd., Class H	1,000	963
China Communications Services Corp. Ltd., Class H	296,000	238,734
China Construction Bank Corp., Class H	1,582,000	1,394,636
China Everbright Bank Co. Ltd., Class A	454,300	281,459
China International Capital Corp. Ltd.(b)	54,000	116,147
China Life Insurance Co. Ltd., Class H	30,000	84,897
China Mengniu Dairy Co. Ltd.	84,000	310,329

Security	Shares	Value

China (continued)
China Mobile Ltd.	165,000	$1,574,331
China Pacific Insurance Group Co. Ltd., Class H	110,600	453,890
China Petroleum & Chemical Corp., Class A	67,000	56,466
China Petroleum & Chemical Corp. — ADR	2,354	180,646
China Petroleum & Chemical Corp., Class H	1,362,000	1,046,981
China Railway Group Ltd., Class H	539,000	425,149
China Shenhua Energy Co. Ltd., Class H	31,000	68,522
China State Construction Engineering Corp. Ltd., Class A	112,500	102,483
China Unicom Hong Kong Ltd.	94,000	111,613
China Vanke Co. Ltd., Class H	76,400	295,607
Chinasoft International Ltd.(a)	50,000	28,581
CNOOC Ltd.	188,000	341,471
Ctrip.com International Ltd. — ADR(a)	6,674	293,990
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,000	79,570
Future Land Development Holdings Ltd.	36,000	42,932
GF Securities Co. Ltd.	21,000	28,430
Greenland Holdings Group Co. Ltd., Class A	77,800	86,347
Hollysys Automation Technologies Ltd.	1,339	28,025
Industrial & Commercial Bank of China Ltd., Class H	463,000	348,250
Industrial Bank Co. Ltd., Class A	51,191	151,602
JD.com, Inc. — ADR(a)	23,074	698,450
Jiangxi Copper Co. Ltd., Class H	156,000	206,929
Kunlun Energy Co. Ltd.	84,000	88,852
Lenovo Group Ltd.	1,076,000	997,099
Li Ning Co. Ltd.(a)	57,500	104,461
Longfor Properties Co. Ltd.	15,000	55,463
Lonking Holdings Ltd.	610,000	207,425
Metallurgical Corp. of China Ltd., Class H	524,000	145,043
New Oriental Education & Technology Group, Inc. — ADR(a)	2,879	274,829
People’s Insurance Co. Group of China Ltd., Class H	125,000	51,186
PetroChina Co. Ltd., ADR	5,244	331,893
PetroChina Co. Ltd., Class H	1,336,000	846,882
Ping An Insurance Group Co. of China Ltd., Class H	122,000	1,476,768
RiseSun Real Estate Development Co. Ltd., Class A	1	2
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	8	23
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,700	49,633
SINA Corp.(a)	2,585	162,700

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopec Engineering Group Co. Ltd., Class H	65,000	$62,857
Sinopec Shanghai Petrochemical Co. Ltd., Class A	50,045	38,132
Sinopec Shanghai Petrochemical Co. Ltd., Class H	544,000	246,393
Sinopharm Group Co. Ltd., Class H	60,800	238,962
Sinotrans Ltd., Class H	240,000	98,611
Sunac China Holdings Ltd.	16,000	82,458
Tencent Holdings Ltd.	97,500	4,805,545
Tianneng Power International Ltd.	194,000	182,180
Tingyi Cayman Islands Holding Corp.	148,000	243,716
Tsingtao Brewery Co. Ltd., Class H	30,000	191,371
Vipshop Holdings Ltd. — ADR(a)	10,099	86,952
Want Want China Holdings Ltd.	77,000	61,133
Weichai Power Co. Ltd., Class H	440,000	720,428
Zijin Mining Group Co. Ltd., Class H	448,000	175,008
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	82,299	60,523

		28,612,802

Colombia — 0.1%
Bancolombia SA — ADR	2,960	150,131

Czech Republic — 0.3%
CEZ AS	11,329	263,882

Greece — 0.1%
Hellenic Telecommunications Organization SA	4,341	60,292
OPAP SA	3,965	42,692

		102,984

Hong Kong — 1.4%
Beijing Enterprises Holdings Ltd.	13,000	69,268
China Overseas Land & Investment Ltd.	32,000	119,893
China Taiping Insurance Holdings Co. Ltd.	75,800	230,517
China Traditional Chinese Medicine Holdings Co. Ltd.	100,000	56,763
CSPC Pharmaceutical Group Ltd.	92,000	177,581
Geely Automobile Holdings Ltd.	34,000	68,489
Haier Electronics Group Co. Ltd.	124,000	354,508
Shimao Property Holdings Ltd.	102,500	312,420
Sino Biopharmaceutical Ltd.	91,000	87,614

		1,477,053

Hungary — 1.8%
MOL Hungarian Oil & Gas PLC	66,834	769,638
OTP Bank PLC	17,377	772,772

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	13,295	$263,796

		1,806,206

India — 9.2%
Arvind Ltd.	270,592	323,679
Asian Paints Ltd.	1,396	29,367
Axis Bank Ltd.(a)	14,886	164,101
Bharat Electronics Ltd.	24,723	30,994
Bharat Forge Ltd.	12,811	87,002
Biocon Ltd.	44,806	382,852
Can Fin Homes Ltd.	21,552	98,767
CG Power and Industrial Solutions Ltd.(a)	129,870	70,136
Cholamandalam Investment and Finance Co. Ltd.	3,766	75,239
Coal India Ltd.	11,821	42,858
Dr. Reddy’s Laboratories Ltd.	7,660	322,411
Dr. Reddy’s Laboratories Ltd. — ADR	3,509	146,992
Edelweiss Financial Services Ltd.	12,984	27,770
Escorts Ltd.	9,459	100,528
GAIL India Ltd.	96,860	496,123
HCL Technologies Ltd.	9,964	169,583
HDFC Bank Ltd.	8,223	273,169
HDFC Bank Ltd. — ADR	1,023	117,287
Hindalco Industries Ltd.	107,994	320,062
Hindustan Petroleum Corp. Ltd.	19,388	81,513
Hindustan Unilever Ltd.	25,605	646,724
Housing Development Finance Corp. Ltd.	37,418	1,073,481
IndusInd Bank Ltd.	5,829	134,704
Info Edge India Ltd.	2,059	57,181
ITC Ltd.	81,526	353,363
Jubilant Foodworks Ltd.	3,442	65,781
Just Dial Ltd.(a)	3,519	29,305
KEC International Ltd.	20,381	83,755
Kotak Mahindra Bank Ltd.	13,071	260,675
Larsen & Toubro Ltd.	14,264	276,643
Larsen & Toubro Ltd. — GDR	8,377	161,656
LIC Housing Finance Ltd.	8,738	62,436
Mahindra & Mahindra Financial Services Ltd.	4,875	28,081
Manappuram Finance Ltd.	27,365	46,438
Mphasis Ltd.	21,015	293,041
Nestle India Ltd.	2,758	432,100
Petronet LNG Ltd.	70,623	245,119
Reliance Capital Ltd.	32,121	61,432
Reliance Industries Ltd.	6,792	136,009
Reliance Infrastructure Ltd.	19,057	29,596
Shriram Transport Finance Co. Ltd.	1,976	31,566
Sun Pharmaceutical Industries Ltd.	12,822	84,416
Tata Consultancy Services Ltd.	21,869	710,840
UltraTech Cement Ltd.	1,099	72,949
United Breweries Ltd.	20,278	413,683

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Zee Entertainment Enterprises Ltd.	43,655	$271,579

		9,422,986

Indonesia — 1.4%
Astra International Tbk PT	708,100	379,059
Bank Central Asia Tbk PT	16,500	33,331
Bank Mandiri Persero Tbk PT	340,800	185,669
Bank Rakyat Indonesia Persero Tbk PT	1,198,900	368,608
Charoen Pokphand Indonesia Tbk PT	171,800	63,593
Hanjaya Mandala Sampoerna Tbk PT	183,600	45,140
Matahari Department Store Tbk PT	68,300	19,555
PT Perusahaan Gas Negara Persero Tbk	648,700	105,730
PT United Tractors Tbk	47,815	91,309
Tambang Batubara Bukit Asam Persero Tbk PT	676,500	188,204

		1,480,198

Malaysia — 1.8%
Axiata Group Bhd	48,100	46,213
CIMB Group Holdings Bhd	64,100	81,756
Genting Bhd	428,100	729,287
Genting Malaysia Bhd	279,700	215,277
IHH Healthcare Bhd	119,600	160,874
Malayan Banking Bhd	119,600	267,617
Maxis Bhd	154,900	200,861
Petronas Gas Bhd	19,100	81,726
Public Bank Bhd	8,300	45,185
Telekom Malaysia Bhd	90,200	63,546

		1,892,342

Mexico — 2.8%
America Movil SAB de CV, Series L	1,597,959	1,190,182
Cemex SAB de CV(a)	154,700	71,565
Fomento Economico Mexicano SAB de CV	15,800	154,127
Grupo Aeroportuario del Centro Norte SAB de CV	79,898	492,257
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,878	141,540
Grupo Financiero Banorte SAB de CV, Series O	10,900	68,898
Grupo Televisa SAB CPO	31,530	64,132
Wal-Mart de Mexico SAB de CV	243,389	715,233

		2,897,934

Netherlands — 0.1%
Yandex NV, Class A(a)	2,533	94,810

Peru — 0.1%
Hochschild Mining PLC	60,787	147,848

Philippines — 1.0%
Ayala Corp.	28,165	488,546

Security	Shares	Value

Philippines (continued)
Ayala Land, Inc.	593,700	$558,561

		1,047,107

Poland — 2.1%
Bank Millennium SA(a)	14,129	35,698
Bank Pekao SA	10,429	311,264
Grupa Lotos SA	4,326	94,255
LPP SA	23	51,571
Polski Koncern Naftowy Orlen SA	29,582	759,502
Polskie Gornictwo Naftowe i Gazownictwo SA	10,373	15,774
Powszechna Kasa Oszczednosci Bank Polski SA	46,857	482,293
Powszechny Zaklad Ubezpieczen SA	33,370	367,314

		2,117,671

Russia — 3.3%
Aeroflot — Russian Airlines OJSC	58,290	86,836
Inter Rao UES PJSC	7,590,982	460,819
Lukoil OAO	609	51,970
Lukoil PJSC — ADR	23,437	1,989,957
Magnitogorsk Iron & Steel Works OJSC	427,058	292,335
Mobile TeleSystems OJSC	19,290	76,207
Mobile Telesystems OJSC — ADR	9,340	73,599
Novatek PJSC — GDR	1,709	329,713
Severstal OAO	3,697	59,848
Sistema JSFC — GDR	10,395	27,406
Tatneft OAO	1	12

		3,448,702

Saudi Arabia — 0.0%
Alinma Bank	15	108
Saudi Electricity Co.	20	91

		199

Singapore — 0.0%
IGG, Inc.	28,000	35,500

South Africa — 3.8%
Anglo American Platinum Ltd.	10,747	543,663
Barloworld Ltd.	49,329	440,630
Capitec Bank Holdings, Ltd.	379	35,415
FirstRand Ltd.	10,509	50,013
Gold Fields Ltd.	19,751	74,436
Imperial Holdings Ltd.	11,054	48,219
Massmart Holdings Ltd.	25,102	165,334
Mondi Ltd.	10,093	222,455
Mr Price Group Ltd.	2,553	38,662
MTN Group Ltd.	29,199	211,550
MultiChoice Group Ltd.(a)	6,351	57,028
Naspers Ltd., Class N	2,990	769,178
Nedbank Group Ltd.	9,056	168,928
Pick n Pay Stores Ltd.	5,770	27,981
Spar Group Ltd.	21,619	293,531

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Standard Bank Group Ltd.	55,964	$781,585

		3,928,608

South Korea — 10.1%
Amorepacific Corp.	4	712
Celltrion, Inc.(a)	731	132,954
Cheil Industries, Inc.	1,689	148,458
Cheil Worldwide, Inc.	3,385	73,850
Doosan Infracore Co. Ltd.(a)	24,429	152,208
Green Cross Corp.	754	93,100
Hana Financial Group, Inc.	3,150	99,353
Hotel Shilla Co. Ltd.	2,592	255,738
Hyundai Development Co-Engineering & Construction	133	1,961
Hyundai Glovis Co., Ltd.	453	61,970
Hyundai Mobis	1,441	287,444
Hyundai Motor Co.	1,371	162,738
KB Financial Group, Inc.	18,461	728,939
Kia Motors Corp.	19,472	754,811
Korea Investment Holdings Co. Ltd.	577	33,873
Korea Petrochemical Ind Co. Ltd.	221	28,378
LG Electronics, Inc.	14,101	916,171
LG Household & Health Care Ltd.	219	266,857
LOTTE Fine Chemical Co. Ltd.	1,850	76,252
LS Corp.	2,089	88,697
NAVER Corp.	789	80,804
NHN Corp.(a)	414	29,798
POSCO	6,050	1,324,245
POSCO, — ADR(c)	4,259	234,969
Power Logics Co. Ltd.(a)	5,372	49,617
Samsung Electronics Co. Ltd.	83,553	3,285,071
Samsung Engineering Co. Ltd.(a)	6,336	92,558
Samsung SDS Co. Ltd.	826	153,598
Shinhan Financial Group Co. Ltd.	13,487	509,740
Shinhan Financial Group Co. Ltd. — ADR	4,058	153,798
SK C&C Co. Ltd.	281	61,795

		10,340,457

Switzerland — 0.1%
Sinotruk Hong Kong Ltd.	62,500	135,677

Taiwan — 12.8%
Acer, Inc.	484,000	328,999
Chailease Holding Co. Ltd.	138,400	590,045
China Development Financial Holding Corp.	414,000	133,449
China Life Insurance Co. Ltd.	116,740	97,198
Chipbond Technology Corp.	33,000	74,890
CTBC Financial Holding Co. Ltd.	518,000	354,857
Delta Electronics, Inc.	181,000	955,333
Elan Microelectronics Corp.	28,000	75,926
Fubon Financial Holding Co. Ltd.	472,000	697,516
Hon Hai Precision Industry Co. Ltd.	136,000	382,885

Security	Shares	Value

Taiwan (continued)
Largan Precision Co. Ltd.	6,000	$900,735
MediaTek, Inc.	81,000	776,346
Novatek Microelectronics Corp.	130,000	850,416
Quanta Computer, Inc.	228,000	437,228
Radiant Opto-Electronics Corp.	112,000	378,531
Realtek Semiconductor Corp.	79,000	535,645
Taiwan Semiconductor Manufacturing Co. Ltd.	439,000	3,685,857
Uni-President Enterprises Corp.	804,000	1,910,848

		13,166,704

Thailand — 1.1%
Bangkok Chain Hospital PCL — NVDR	495,500	282,576
Bangkok Dusit Medical Services PCL — NVDR	24,700	19,735
Com7 PCL — NVDR	112,100	69,272
CP ALL PCL — NVDR	72,300	175,628
Home Product Center PCL — NVDR	202,800	99,792
PTT Exploration & Production PCL — NVDR	58,500	244,422
Sino-Thai Engineering & Construction PCL	232,000	183,563
Thanachart Capital PCL	34,800	57,811

		1,132,799

Turkey — 1.4%
Akbank TAS(a)	79,386	81,617
Arcelik AS(a)	7,221	22,227
BIM Birlesik Magazalar AS	2,253	31,358
Ford Otomotiv Sanayi	16,011	141,528
Haci Omer Sabanci Holding AS	244,135	315,611
KOC Holding AS	15,037	40,825
Tekfen Holding	31,467	140,550
Tofas Turk Otomobil Fabrikasi AS	12,853	38,622
Turk Telekomunikasyon AS(a)	259,639	185,688
Turkiye Is Bankasi AS, Class C(a)	191,551	172,491
Turkiye Vakiflar Bankasi Tao, Class D	113,342	76,985
Ulker Biskuvi Sanayi	28,228	89,979
Yapi ve Kredi Bankasi(a)	247,911	86,179

		1,423,660

United Arab Emirates — 0.2%
Aldar Properties PJSC	221,657	107,515
Dubai Islamic Bank PJSC	38,727	12,110
Emaar Properties PJSC	47,249	61,914

		181,539

United Kingdom — 1.5%
Anglo American PLC	58,909	1,518,367

United States — 1.6%
Genpact Ltd.	11,418	414,473

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Yum China Holdings, Inc.	25,488	$1,211,700

		1,626,173

Total Long-Term Investments — 93.0% (Cost — $89,351,495)		95,709,471

Short-Term Securities — 6.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(f)	6,097,560	6,097,560

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 2.66%(d)(e)(f)	158,588	$158,620

Total Short-Term Securities — 6.1% (Cost — $6,256,180)		6,256,180

Total Investments — 99.1% (Cost — $95,607,675)		101,965,651

Other Assets Less Liabilities — 0.9%		893,875

Net Assets — 100.0%		$102,859,526

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 07/31/18	Shares Purchased	Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	17,633,480	—	(11,535,920	)(b)	6,097,560	$6,097,560	$125,327		$—	$—
iShares MSCI India ETF*	237,467	—	(237,467)		—	—	—		729,745	(737,406)
SL Liquidity Series, LLC, Money Market Series	182,881	—	(24,293	)(b)	158,588	158,620	14,070	(c)	657	(18)

						$6,256,180	$139,397		$730,402	$(737,424)

*	No longer held by the fund as of period end.
(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

OTC	Over-the-Counter

PCL	Public Company Limited

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
MSCI Emerging Markets E-Mini Index	104	06/21/19	$5,617	$(5,647)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs & Co.	02/20/19 — 06/17/19	$—	$(5,733	)(b)	$—	—
	Morgan Stanley & Co., Inc.	02/24/23 — 02/27/23	165,752	10,073	(c)	126,084	0.2%
	UBS AG	06/12/23 — 06/14/23	368,704	(21,404	)(d)	323,795	0.4

			$534,456	$(17,064)		$449,879

(a)

The Fund receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 40-200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $(5,733) of net dividends and financing fees.
(c)	Amount includes $49,741 of net dividends and financing fees.
(d)	Amount includes $23,505 of net dividends and financing fees.

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2019 expiration dates 02/24/23 — 02/27/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Greece
Hellenic Telecommunications Organization SA	89	$1,236	1.0%

Mexico
Kimberly-Clark de Mexico SAB de CV, Class A	3	5	0.0

United Arab Emirates
Aldar Properties PJSC	257,380	124,843	99.0

Total Reference Entity — Long		126,084

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$126,084

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2019 expiration dates 06/12/23 — 06/14/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

South Africa
Standard Bank Group Ltd.	1,434	$20,027	6.2%

United Arab Emirates
Aldar Properties PJSC	273,141	132,488	40.9
Dubai Islamic Bank PJSC	30,118	42,364	13.1
Emaar Properties PJSC	98,381	128,916	39.8

		303,768

Total Reference Entity — Long		323,795

Net Value of Reference Entity — UBS AG		$323,795

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial Instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$7,257,132	$—	$—	$7,257,132
China	7,653,235	20,959,567	—	28,612,802
Colombia	150,131	—	—	150,131
Czech Republic	—	263,882	—	263,882
Greece	42,692	60,292	—	102,984
Hong Kong	—	1,477,053	—	1,477,053
Hungary	—	1,806,206	—	1,806,206
India	264,279	9,158,707	—	9,422,986
Indonesia	—	1,480,198	—	1,480,198
Malaysia	—	1,892,342	—	1,892,342
Mexico	2,897,934	—	—	2,897,934
Netherlands	94,810	—	—	94,810
Peru	—	147,848	—	147,848
Philippines	—	1,047,107	—	1,047,107
Poland	—	2,117,671	—	2,117,671
Russia	160,435	3,288,267	—	3,448,702
Saudi Arabia	199	—	—	199
Singapore	—	35,500	—	35,500
South Africa	556,432	3,372,176	—	3,928,608
South Korea	417,145	9,923,312	—	10,340,457
Switzerland	—	135,677	—	135,677
Taiwan	—	13,166,704	—	13,166,704
Thailand	—	1,132,799	—	1,132,799
Turkey	200,784	1,222,876	—	1,423,660
United Arab Emirates	—	181,539	—	181,539

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Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
United Kingdom	$—	$1,518,367	$—	$1,518,367
United States	1,626,173	—	—	1,626,173
Short-Term Securities	6,097,560	—	—	6,097,560

	$27,418,941	$74,388,090	$—	$101,807,031

Investments Valued at Net Asset Value (“NAV”)(a)				158,620

Total Investments				$101,965,651

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$10,073	$—	$10,073
Liabilities:
Equity contracts	(5,647)	(27,137)	—	(32,784)

	$(5,647)	$(17,064)	$—	$(22,711)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

9